Legal proceedings (Details Narrative) - CNY (¥)				1 Months Ended		18 Months Ended
	Oct. 14, 2019	Oct. 09, 2019	Sep. 06, 2019	Apr. 30, 2020	Aug. 31, 2019	Oct. 30, 2020	Nov. 10, 2020	Aug. 31, 2020	Dec. 04, 2019	Oct. 15, 2019	Aug. 27, 2019	Jul. 31, 2019
Statement [Line Items]
Deposited In Bank Accounts	¥ 9,000,000.0
Owned Percentage			30.00%
Wuhan Wuchang People's Court [Member]
Statement [Line Items]
Payable To Related Party								¥ 2,560,000
Mr Deng Xinxue, Mr Zhang Xuan and Mr Yang Bobiao [Member]
Statement [Line Items]
Owned Percentage	69.50%
Property Services Co., Ltd [Member]
Statement [Line Items]
Accrued Interest				¥ 310,311	¥ 193,944	¥ 238,344
Property Service Fee				¥ 310,311	¥ 193,944	¥ 238,344
Mr Wei Qizhi Wei, Ms Peng Yan, and Chutian [Member]
Statement [Line Items]
Deposited In Bank Accounts										¥ 12,300,000
Chutian [Member]
Statement [Line Items]
Deposited In Bank Accounts	¥ 9,000,000.0
Hubei New Nature Investment Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts			¥ 13,000,000.0
Owned Percentage			80.80%
Dunxin Holdings Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts			¥ 2,000,000.0
Owned Percentage			70.00%
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts	¥ 2,900,000
Share capital
Statement [Line Items]
Deposited In Bank Accounts											¥ 12,000,000.0	¥ 12,300,000
Property Preservation Limit												¥ 29,900,000
Value Of Attached Property							¥ 220,000
Repay Borrowings Principal Amount		¥ 10,000,000.0							¥ 10,000,000.0
Interest Expenses		787,500
Principal Amount		¥ 10,000,000.0							¥ 10,000,000.0